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November 23, 2005

VIA EDGAR

Division of Investment Management
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

RE: GIANT 5 FUNDS
    FILING OF INITIAL REGISTRATION STATEMENT PURSUANT TO RULE 485(A)(2)

Ladies and Gentlemen:

On behalf of Giant 5 Funds (the "Trust"), we are filing, pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the "1933 Act"), the Trust's initial registration statement on Form N-1A ("Registration Statement") pursuant to the Investment Company Act of 1940, as amended.

In connection with the filing of this Registration Statement, we acknowledge, on behalf of the Trust that:

     - The Trust is responsible for the adequacy and accuracy of the disclosure in the filing;

     - Staff comments or changes to disclosure in response to staff comments in the filing reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and

     - The Trust may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

The Trust is requesting that the effectiveness of this filing be accelerated to January 16, 2006 to become effective prior to the 75 days designated under Rule 485(a)(2) under the 1933 Act. Please direct any inquiries regarding this filing to my attention at (617) 824-1312.

Very truly yours,

GIANT 5 FUNDS


By: /s/ Patrick J. Keniston
    ---------------------------------
Name: Patrick J. Keniston
Title: Counsel